Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Analysis Of Income And Expense [Line Items]
Findus Group integration costs	€ 1.8	€ 1.5
Release of indemnified provision	(44.0)	0.0
Supply chain reconfiguration	(1.3)
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	1.8
Factory Optimization	0.3
Tax credit impact of exceptional items	0.5	0.4
Cash outflow relating to exceptional items	€ 5.4	€ 6.0